Cash and cash equivalents and debt financing - Cash reconciliation (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents and debt financing [Abstract]
Cash at bank and in hand	£ 1,679.6	£ 2,776.6
Short-term bank deposits	95.4	1,106.3
Overdrafts	(285.7)	(342.3)
Cash and cash equivalents	£ 1,489.3	£ 3,540.6	£ 3,346.9	£ 4,337.1